united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23921

Beacon Pointe Multi-Alternative Fund
(Exact name of registrant as specified in charter)

24 Corporate Plaza Drive, Suite 150, Newport Beach CA	92660
(Address of principal executive offices)	(Zip code)

DLA Piper, LLP 1201 West Peachtree Street, Suite 2900 Atlanta, GA 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(949) 718-1600

Date of fiscal year end:	3/31

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)	Not applicable.

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants Not applicable.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Beacon Pointe Multi-Alternative Fund

BPMAX

September 30, 2024

Semi-Annual Report

Advised by:
Beacon Pointe Advisors, LLC
24 Corporate Plaza Drive, Suite 150
Newport Beach CA, 92660
www.beaconpointe.com

November 20, 2024

Dear Shareholders:

We are pleased to provide you with a brief update on the Beacon Pointe Multi-Alternative Fund (the “Fund”).

The Fund is a continuously offered closed-end management investment company that operates as an interval fund. The interval fund structure provides investors with daily NAV, 1099 tax reporting, and quarterly liquidity, subject to limitations. The Fund offers investors the opportunity to access less liquid alternative investments with illiquidity premiums and low correlations to public markets.

The Fund’s investment objective is to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. The Fund pursues its investment objective by strategically and tactically investing in a portfolio of underlying funds that invest in a variety of asset classes, including Private Credit, Private Real Estate, Private Equity, Hedge Funds, Hedged Equities and Real Assets.

BPMAX posted a +2.40% return since the Fund’s launch on July 5, 2024, through September 30, 2024. During the same period, U.S. Treasury 3-month T-bills returned +1.27%, and the Bloomberg U.S. Aggregate Bond Index returned +4.50%.

We believe there are positive catalysts for both public and private markets going into 2025 with the U.S. election uncertainty behind us. The prospects for deregulation and low taxes, coupled with expected gradual easing of shorter-term interest rates by the Federal Reserve are positives. We see persistent inflation and the prospect of stubbornly higher longer-term interest rates as possible headwinds.

We are positive on the Fund’s current investments, future pipeline, investor inflows, and the overall portfolio construction. We remain committed to our disciplined investment process, prioritizing risk management while actively seeking attractive opportunities within the alternative investment landscape. We are confident that our diversified portfolio and experienced team will continue to deliver strong performance for our investors in the coming quarters.

Thank you for your continued trust and investment.

Sincerely,

Michael Dow, CFA, CPA, CAIA

President of the Beacon Pointe Multi-Alternative Fund

Beacon Pointe Multi-Alternative Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2024

Average Annual Total Return through September 30, 2024*, as compared to its benchmark:

Inception***** through
September 30, 2024
Beacon Pointe Multi-Alternative Fund - Class I	2.40%
Bloomberg U.S Aggregate Bond Index**	4.45%
Bloomberg 3 Month T-Bill (USD)***	1.27%
S&P 500 Total Return Index****	3.83%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized.

**	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the Index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The 3-Month Treasury bill is a short-term U.S. government security with a constant maturity period of 3 months. The Federal Reserve calculates yields for “constant maturities” by interpolating points along a treasury curve comprised of actively traded issues of term (e.g., 1 month) maturities.

****	The S&P 500 Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the 500 leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

*****	Inception date is July 5, 2024.

Portfolio Composition as of September 30, 2024:

Compositions	Percentage of Net Assets
Private Credit	37.3%
Private Equity	29.2%
Private Real Estate	12.6%
Liquidity Pool	9.6%
Hedged Equities and Hedge Funds	6.9%
Real Assets	5.3%
Liabilities in Excess of Other Assets	-0.9%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	PORTFOLIO INSTRUMENTS — 100.9%
	HEDGED EQUITIES AND HEDGE FUNDS – 6.9%
234,197	BlackRock Systematic Multi-Strategy Fund, Institutional Class(a)	$2,519,961
429,483	JPMorgan Equity Premium Income Fund, Class I(a)	6,330,582
56,993	JPMorgan Hedged Equity 2 Fund, Class I(a)	1,041,840
46,233	JPMorgan Hedged Equity Fund, Class I(a)	1,513,199
		11,405,582
	LIQUIDITY POOL – 9.6%
1,441,589	Aristotle Floating Rate Income Fund, Class I(a)	13,680,684
2,066,806	First American Treasury Obligations Fund, Class X(e)	2,066,806
		15,747,490
	PRIVATE CREDIT – 37.3%
769,231	AMG Pantheon Credit Solutions Fund, Class S(a)	8,107,693
2,158,312	Cliffwater Corporate Lending Fund, Class I(a)	23,590,353
1,489,247	Cliffwater Enhanced Lending Fund, Class I(a)	16,649,779
467,270	Variant Alternative Income Fund, (a)	12,672,371
		61,020,196
	PRIVATE EQUITY – 29.2%
17,427,806	AMG Pantheon Fund, LLC(a),(b),(c),(d)	18,132,145
1,249,914	Cascade Private Capital Fund, Class I(a)	20,898,570
8,652,681	Partners Group Private(a),(b),(c),(d)	8,772,797
		47,803,512
	PRIVATE REAL ESTATE - 12.6%
417,108	Apollo Diversified Real Estate Fund, Class I(a)	11,024,168
822,192	Clarion Partners Real Estate Income Fund, Class I(a)	9,611,429
		20,635,597
	REAL ASSETS – 5.3%
8,696,191	Apollo Infrastructure Co.(a),(b),(c),(d)	8,709,974

	TOTAL PORTFOLIO INSTRUMENTS - 100.9% (Cost $162,684,168)	$165,322,351
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(1,541,884)
	NET ASSETS - 100.0%	$163,780,467

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of September 30, 2024, was $35,614,916, representing 21.7% of net assets.

(c)	Restricted security.

(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as September 30, 2024, amounted to $35,614,916, which represents approximately 21.7% of the net assets of the Fund.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

Beacon Pointe Multi-Alternative Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

ASSETS
Investment securities:
At Cost	$162,684,168
At Fair Value	$165,322,351
Receivable for securities sold	9,900,000
Receivable for Fund shares sold	329,453
Dividends receivable	104,783
Prepaid offering costs	79,875
Prepaid expenses	57,437
TOTAL ASSETS	175,793,899

LIABILITIES
Payable for securities purchased	11,600,000
Payable to investment advisory fee	110,618
Payable for shareholder servicing fees	49,918
Payable to Administrator	62,999
Other accrued expenses	189,897
TOTAL LIABILITIES	12,013,432
NET ASSETS	$163,780,467

Net Assets Consist Of:
Paid-in capital	$160,796,447
Accumulated earnings	2,984,020
NET ASSETS	$163,780,467

Class I
Net Assets	$163,780,467
Shares outstanding (unlimited number of shares authorized, no par value)	15,942,611
Net asset value, offering and redemption price per share	$10.27

See accompanying notes to financial statements.

Beacon Pointe Multi-Alternative Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2024*

INVESTMENT INCOME
Dividend Income	$679,100
TOTAL INVESTMENT INCOME	679,100

EXPENSES
Investment adviser fees	189,688
Distribution fees, Class I	12,471
Organization expenses	64,500
Third party administrative servicing fees	49,918
Administration fees	34,020
Offering costs	20,625
Transfer agent fees	16,951
Legal fees	12,129
Compliance service fees	12,028
Audit and tax preparation fees	11,319
Trustees fees	10,188
Printing and postage expenses	2,215
Custodian fees	1,576
Miscellaneous expenses	849
TOTAL EXPENSES	438,477
Fees contractually waived by Adviser	(79,070)
NET OPERATING EXPENSES	359,407
NET INVESTMENT INCOME	319,693

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investment securities	(11,627)
Net change in unrealized appreciation on:
Investment securities transactions	2,638,183
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	2,626,556

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,946,249

*	The Beacon Pointe Multi-Alternative Fund commenced operations on July 5, 2024.

See accompanying notes which are an integral part of these financial statements.

Beacon Pointe Multi-Alternative Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2024*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income	$319,693
Net realized loss on investment securities transactions	(11,627)
Net change in unrealized appreciation of investment securities	2,638,183
Net increase in net assets resulting from operations	2,946,249

CAPITAL TRANSACTIONS CLASS I
Proceeds from shares sold	160,834,238
Reinvestment of distributions	—
Amount paid for shares redeemed	(20)
Total - Class I	160,834,218

TOTAL INCREASE IN NET ASSETS	163,780,467

NET ASSETS
Beginning of period	—
End of period	$163,780,467

SHARE TRANSACTIONS CLASS I
Shares sold	15,942,613
Shares issued in reinvestment of distributions	—
Shares redeemed	(2)
Total - Class I	15,942,611

*	The Beacon Pointe Multi-Alternative Fund commenced operations on July 5, 2024.

See accompanying notes which are an integral part of these financial statements.

Beacon Pointe Multi-Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I
	For the
	Period Ended
	September 30, 2024(a)
	(Unaudited)
Net asset value, beginning of period	10.00
Investment operations:
Net investment income (b)	0.04
Net realized and unrealized gain on investments	0.23
Total from investment operations	0.27
Net asset value, end of period	$10.27
Total return (c)	2.70	% (d)(h)
Net assets, at end of period (000s)	$163,780
Ratio of expenses to average net assets after expense waiver (f)	2.19	% (e)
Ratio of net expenses to average net assets before expense waiver (f)	1.80	% (e)
Ratio of net investment income (loss) to average net assets after expense waiver (g)	1.60	% (e)
Portfolio Turnover Rate	8	% (d)

(a)	The Beacon Pointe Multi-Alternative Fund commenced operations on July 5, 2024.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(g)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder

See accompanying notes which are an integral part of these financial statements.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited)
September 30, 2024

1.	ORGANIZATION

Beacon Pointe Multi-Alternative Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on November 6, 2023, and commenced operations on July 3, 2024. The Fund is an interval fund that will provide limited liquidity by offering to make quarterly repurchases of shares at net asset value (“NAV”), which will be calculated on a daily basis. The Fund engages in a continuous offering of shares of beneficial interest of Class I shares at the prevailing net asset value (“NAV”), which is not subject to an upfront sales charge, distribution fee or contingent deferred sales charges. Class I shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. The Fund’s investment objective is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. The Fund pursues its investment objective by strategically investing in a portfolio of U.S. registered open-end funds, such as mutual funds and ETFs, and registered closed-end funds, such as interval funds and tender offer funds (“Underlying Funds”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946 “Financial Services – Investment Companies”.

Securities Valuation – The Board of Trustees (the “Board”) has adopted Securities Valuation Procedures governing the valuation of securities and other investment assets of the Fund (collectively, “Portfolio Instruments”). The Board may designate an investment adviser, as the valuation designee (the “Adviser” or “Valuation Designee”) pursuant to Rule 2a-5(b) under the Investment Company Act of 1940, as amended (the “1940 Act”) to perform the fair value determination relating to any and all Portfolio Instruments, subject to the conditions and oversight requirements described in these procedures. This designation will be subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Fund’s fair value determinations.

Portfolio Instruments with respect to which market quotations are readily available shall be valued at current market value, and other securities and assets shall be valued at fair value as determined in good faith by the Board, pursuant to Section 2(a)(41) of the 1940 Act and Rules 2a-4 and 2a-5 under the 1940

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

Act. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. (The term “unadjusted” refers to adjustments in market prices made by the fund or valuation designee, not adjustments made by the exchange on which the security is listed.) The Portfolio Instruments for which market quotations are readily available are to be valued at current market value based on such market quotations as of the Determination Date.

As provided in the prospectus, the NAV of shares of the Fund is determined following the close of regular trading on the New York Stock Exchange (“NYSE” or “Exchange”), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. These procedures, including the designation of certain responsibilities by the Board of Trustees (the “Board”) of the Trust and the requirements for determining fair value in good faith, are adopted to ensure that each Fund calculates its NAV in a timely and accurate manner.

Valuation of Portfolio Instruments – Readily marketable portfolio securities listed on a public exchange are valued at their current market values determined on the basis of market quotations obtained from independent pricing services approved by the Board. Such quotes typically utilize official closing prices, generally the last sale price, reported to the applicable securities exchange if readily available. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected by the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at NASDAQ official closing price.

If market or dealer quotations are not readily available or deemed unreliable, the Adviser will determine in good faith, the fair value of such securities. For securities that are fair valued in the ordinary course of Fund operations, the Board has designated the performance of fair value determinations to the Adviser as valuation designee, subject to the Board’s oversight. The Adviser has established a Valuation Committee to help oversee the implementation of procedures for fair value determinations. In determining the fair value of a security for which there are no readily available market or dealer quotations, the Adviser and the Valuation Committee, will take into account all reasonably available information that may be relevant to a particular security including, but not limited to: pricing history, current market level, supply and demand of the respective security; the enterprise value of the portfolio company; the portfolio company’s ability to make payments and its earnings and discounted cash flow, comparison to the values and current pricing of publicly traded securities that have comparable characteristics; comparison to publicly traded securities including factors such as yield, maturity, and credit quality; knowledge of historical market information with respect to the security; fundamental analytical data, such as periodic financial statements, and other factors or information relevant to the security, issuer, or market. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Valuation of Underlying Funds – The underlying investments of some of the Underlying Funds are not publicly traded, and the Underlying Funds may consider information provided by the institutional asset manager of each respective portfolio instrument to determine the estimated value of the Underlying Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Underlying Fund’s investment in portfolio instruments, the Underlying Fund considers, among other things, information provided by the Underlying Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Underlying Fund’s ability to value accurately the Underlying Fund’s shares. Underlying Funds that invest primarily in publicly traded securities are more easily valued.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Hedged Equities and Hedge Funds	$11,405,582	$—	$—	$11,405,582
Liquidity Pool	15,747,490	—	—	15,747,490
Private Credit	61,020,196	—	—	61,020,196
Private Equity	20,898,570	—	—	20,898,570
Private Real Estate	20,635,597	—	—	20,635,597
Total	$129,707,435	$—	$—	$129,707,435
Investments valued as practical expedient				35,614,916
Total Investments				$165,322,351

The Fund did not hold any Level 2 or 3 securities during the period.

In determining fair values as of September 30, 2024, the Adviser has, as a practical expedient, estimated fair value of each Underlying Fund using the NAV (or its equivalent) provided by the investment manager of each Underlying Fund as of that date. Each investment for which fair value is measured using the Underlying Fund’s NAV as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Underlying funds with a fair value of $35,614,916 for the Fund, have not been categorized.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Organization and Offering Costs — Organization costs of the Trust were paid by the Adviser under the investment advisory agreement as discussed in Note 4, while offering costs consisting of the initial

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

prospectus and registration of the Fund will be paid by the Fund and amortized over the first 12 months of operations.

Fund Expenses – The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all fees and expenses of Underlying Funds in which the Fund invests (“acquired fund fees”), management fees, fees and expenses associated with any credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (the “Expense Limitation Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis. Closing costs associated with the purchase of Underlying Funds are included in the cost of the investment.

Federal Income Taxes – The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s September 30, 2024 year-end tax return. Generally, tax authorities can examine tax returns filed for the last three tax years. The Fund identifies its major tax jurisdiction as U.S. Federal, state, local and foreign jurisdictions where applicable. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the tax year ended September 30, 2024, the Fund did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended September 30, 2024 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $169,497,000 and $8,797,360, respectively.

Minimal Capitalization Risk – The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

No Operating History – The Fund is a closed-end investment company with no history of operations. The Fund may not be able to achieve its investment objective, including as a result of inopportune market or economic conditions.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

Allocation Risk – The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Underlying Funds in which the Fund invests. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Issuer and Non-Diversification Risk – Specific securities can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk – There currently is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk – The judgment of the Adviser regarding the attractiveness, value and potential appreciation of a Underlying Fund and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

General Market Conditions Risk – An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of distributions. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe,

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of real estate, and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Failure of Financial Institutions and Sustained Financial Market Illiquidity – The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.

Correlation Risk – The Fund seeks to produce returns that are less correlated to the broader financial markets over time. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Policy Risks – Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

market price of those securities, which in turn would reduce the Fund’s NAV. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis, so shareholders may not be able to tender as many shares as they would like during any quarterly repurchase offer.

Distribution Policy Risk – The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Tax Risks – The repurchase of shares by the Fund may be a taxable event to shareholders. The Fund’s distribution policy to make quarterly distributions to shareholders may consist of a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets., which will reduce the tax basis of shareholders’ shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Cybersecurity Risk – Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer related losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers.

Underlying Funds Risk – The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds have limited liquidity given they operate as closed-end interval funds. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.

Lack of Control Over Underlying Funds – Once the Adviser has selected an Underlying Fund, the Adviser will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Adviser will regularly evaluate each Underlying Fund and its manager to determine whether their

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time. The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

Use of Leverage by the Fund – Although the Fund and the Underlying Funds have the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Investments in Equity Securities Generally – The Underlying Funds may hold investments in equity securities and equity security-related derivatives. Investments in equity securities of small or medium-sized market capitalization companies will have more limited marketability than the securities of larger companies. In addition, securities of smaller companies may have greater price volatility.

REIT Risk – Share prices of REITs may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. Dividends paid by REITs may not receive preferential tax treatment afforded other dividends.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

Investments in Bank Loans and Participations – The special risks associated with investing in bank loans and participations include: (i) the possible invalidation of an investment transactions as fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Underlying Fund to directly enforce any of its rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business.

Valuation of Private Investments – The underlying investments of some of the Underlying Funds are not publicly traded, and the Underlying Funds may consider information provided by the institutional asset manager of each respective private investment to determine the estimated value of the Underlying Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Underlying Fund’s investment in private investments, the Underlying Fund considers, among other things, information provided by the private investments, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Underlying Fund’s ability to value accurately the Underlying Fund’s shares. Private investments that invest primarily in publicly traded securities are more easily valued.

High Yield and Unrated Securities Risk – The Underlying Funds may invest in securities rated less than investment grade that are sometimes referred to as high yield or “junk.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. High yield securities present greater risk than securities of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these securities.

The risks associated with unrated securities can be similar to the risks of below investment grade securities. In addition, the determination of credit quality for an unrated security is based largely on the credit analysis performed by the Adviser, and not on rating agency evaluation. This analysis may be difficult to perform because information about these securities may not be in the public domain, and the issuers may not subject to reporting requirements under federal securities laws.

Fixed Income Risk – Typically, a rise in interest rates causes a decline in the value of fixed income securities. Fixed income securities are also subject to default risk. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates.

Interest Rate Risk – The fixed-income instruments in which the Fund or Underlying Funds may invest are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

securities but will be reflected in the Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally. Market volatility, rising interest rates, uncertainty around interest rates and/or unfavorable economic conditions could adversely affect our business.

Inflation/Deflation Risk – Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund and its distributions can decline.

In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending, economic growth and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.

Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.

Foreign Securities and Emerging Markets Risk – The Underlying Funds may have investments in foreign securities. Foreign securities have investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Underlying Funds with investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

The Underlying Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Foreign Currency Risk – Changes in foreign currency exchange rates may affect the value of instruments held by the Underlying Funds and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and, therefore, may affect the value of instruments denominated in such currencies, which means that the Underlying Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Underlying Funds may, but are not required to, elect for the Underlying Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. The Underlying Funds may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.

●	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Underlying Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Underlying Funds will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Underlying Funds risk losing the entire premium invested in the option if the Underlying Fund does not exercise the option.

●	Swaps Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Underlying Fund’s losses.

●	Futures Risk. The Underlying Funds’ use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Underlying Funds. This risk could cause

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

the Underlying Funds to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Credit Risk – Issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds – The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Allocation of Investment Opportunities Risk – The Adviser, directly or through their affiliates, may manage or advise multiple investment vehicles or accounts that have investment objectives that are similar to the Fund and that may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Fund. This may create potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited or where the liquidity of such investment opportunities is limited. The results of the Fund’s investment activities may differ significantly from the results achieved by such other managed investment vehicles or accounts. It is possible that one or more of such vehicles or accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Pointe Advisors, LLC (the ’‘Adviser’’) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the period ended September 30, 2024, the Adviser earned $189,688 in advisory fees.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including all organizational and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.80% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. For the period ended September 30, 2024, the Adviser waived fees and reimbursed expenses in the amount of $79,070 pursuant to the Expense Limitation Agreement.

The Expense Limitation Agreement will remain in effect, at least until May 31, 2026, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days written notice to the Adviser. After May 31, 2026, the Expense Limitation Agreement may be renewed at the Adviser’s discretion.

The distributor of the Fund is Ultimus Fund Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets of each of Class I shares for such services. For the period ended September 30, 2024, the Fund incurred shareholder servicing fees of $49,418 for Class I.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)
UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

Blu Giant, LLC (“Blu Giant”)
Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost of investment securities for financial reporting purposes. Aggregate cost for federal tax purposes is $162,700,562 for the Fund and differs from market value by net unrealized appreciation (depreciation) consisting of:

Gross unrealized appreciation:	$2,856,384
Gross unrealized depreciation:	(234,595)
Net unrealized appreciation:	$2,621,789

The Fund has selected a tax year end of September 30. The Fund intends to elect to be treated as a registered investment company (“RIC”) for U.S. federal income tax purposes and expects each year to continue to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

To avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of September 30, 2024, the Fund continues to qualify as a regulated investment company.

The Fund’s tax year end is September 30, 2024, as such, the information in this section is as of the Fund’s tax year end.

As of September 30, 2024, the Fund has not made a distribution to shareholders.

As of the Fund’s tax period-ended September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$420,457	$329	$—	$—	$(58,555)	$2,621,789	$2,984,020

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation(depreciation) from investments is primarily attributable to the tax treatment of offering and organizational costs and the tax deferral of wash sales.

Beacon Pointe Multi-Alternative Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the tax period ended September 30, 2024, as follows:

Paid
In	Distributable
Capital	Earnings
$(37,771)	$37,771

These reclassifications had no effects on net assets.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, Charles Schwab & Co. held 59.67% and National Financial Services held 34.61% of the voting securities and may be deemed to control the Fund.

7.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

The Fund expects to begin conducting its quarterly repurchase offers for outstanding shares in January 2025.

8.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Trust’s officers have determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Beacon Pointe Multi-Alternative Fund
EXPENSE EXAMPLE (Unaudited)
September 30, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 5, 2024 (commencement of the Fund’s operations) to September 30, 2024 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	7/5/24	9/30/2024	7/5/24–9/30/24*	7/5/24– 9/30/24
	$1,000.00	$1,024.00	$4.24	1.80%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	3/1/24	9/30/24	3/1/24 – 9/30/24**	3/1/24 – 9/30/24
	$1,000.00	$1,016.06	$9.08	1.80%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (85) divided by the number in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number in the fiscal year (365).

Beacon Pointe Multi-Alternative Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2024

Approval of Investment Advisory Agreement

In connection with the Board meeting held on March 5, 2024, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Adviser, with respect to the Fund (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Adviser.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Adviser regarding the nature, extent and quality of the services to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Trustees reviewed the most recent Form ADV for the Adviser and considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day-to-day investment management and operations of the Fund.

Performance. The Trustees considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. However, the Trustees reviewed the performance of other accounts advised by the Adviser with a similar strategy. The Trustees concluded that based on the Fund’s investment strategy and the Adviser’s presentation, the Adviser had the expertise to fulfill the Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding the Fund’s projected expense ratio and its various components, including the proposed management fee for the Fund. They compared the Fund’s proposed management fee to expense information for the Fund’s peer group, as presented by the Adviser, noting that the management fee for the Fund was below peer group and category average. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Adviser was fair and reasonable in relation to the nature and quality of the services to be provided by the Adviser and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

Profitability. The Trustees considered the Adviser’s anticipated profitability. The Trustees considered that the Fund is not yet operational, and no record of profitability exists. The Trustees also took into account the Adviser’s estimated costs of managing the Fund and information

Beacon Pointe Multi-Alternative Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2024

provided by the Adviser regarding its financial condition noting that the Fund was expected to be profitable for the Adviser in both the first and second year of operations.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Trustees noted that the Fund would not immediately realize economies of scale upon launch. The Trustees reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the management fee would remain the same regardless of the Fund’s asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

Conclusion. The Trustees, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Management Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Management Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE
FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions?	Call 1-(631) 490-4300

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 833-822-4060 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

BEACON-SAR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant’s proxy voting policy and procedures are filed under Item 13(a)(4) hereto. The Registrant delegates proxy voting decisions to its investment adviser. The proxy voting policy and procedures of the Registrant’s investment adviser, Beacon Pointe Advisors, LLC (“Adviser”), are filed under Item 13(a)(5).

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

All information included in this Item is as of September 30, 2024, unless otherwise noted.

(a)(1) Portfolio Managers.

The personnel of the Adviser who currently have primary responsibility for management of the Fund (the “Portfolio Managers”) are:

Michael Dow

Michael Dow has been the Chief Investment Officer of Beacon Pointe Advisors, LLC since 2018, and the Chairman of the Beacon Pointe Investment Committee since 2018. Prior to joining Beacon Pointe, Mr. Dow served as Managing Director and Head of US Core Plus Bonds, Head of Sovereign Credit Research, and Head of Emerging Market Corporate Debt at UBS Global Asset Management, where he was responsible for portfolio management, research, trading and strategy across the UBS global platform for these products. Prior to joining UBS, Mr. Dow was enrolled at the University of Chicago and studied in several post-graduate programs including Economics and in the School of Public Policy and had begun the core coursework in the PhD Finance program at the Chicago Booth School before returning to the capital markets in early 2008. He remains affiliated with the University of Chicago and has taught the undergraduate Intermediate Accounting course at Lake Forest College as an adjunct professor, and as a guest lecturer taught the fixed income and interest rate course sections of undergraduate finance and graduate quantitative finance programs at the University of Illinois, Northwestern University and Notre Dame University. Prior to academia Mr. Dow was an Investment Grade Corporate Bond Portfolio Manager at PIMCO and was the PIMCO Funds National Sales Manager, as well as a senior member of the Consultant Relations Group. He started his career at Salomon Brothers as a fixed income salesman in the Private Investment Department. He received a BS in Accountancy from the University of Illinois Urbana-Champaign and his MBA in Finance from the University of Chicago. Mr. Dow is a Chartered Alternative Investment Analyst, Chartered Financial Analyst, received his certificate to practice as a CPA (inactive) and is a member of the CFA and CAIA Societies of Chicago.

Julien Frazzo has been the Deputy Chief Investment Officer of Beacon Pointe Advisors, LLC since 2024 and a member of the Investment Committee at Beacon Pointe Advisors, LLC since 2021. Mr. Frazzo previously served as the Director of Risk Management and Securities Research from 2021 to 2024. Prior to joining Beacon Pointe in 2021, Mr. Frazzo served as Director of Equity Research at The Bahnsen Group from 2019 to 2021. From 2016 to 2019, Mr. Frazzo was self-employed as the Managing Member of Bastille Capital LLC. Julien is a seasoned investment professional with twenty-two years of experience, including fourteen years as a risk taker in alternative asset management, five years in investment banking, and three years in private wealth management. He began his career in the financial industry as an M&A banker and equity research analyst as part of Lehman Brothers analyst and associate programs. Mr. Frazzo transitioned to the buy-side of the industry in 2004 by joining Citadel as a Senior Analyst before being promoted to Managing Director of Citadel’s Principal Strategy. Mr. Frazzo subsequently served as a Portfolio Manager at several multi-billion-dollar boutique hedge funds before transitioning to private wealth management in 2019. Mr. Frazzo earned a master’s degree in Accounting and Finance and a postgraduate degree in Corporate Finance, Financial Engineering, and Securities Law from the University of Paris Dauphine in Paris, France

Derek Newcomer is the Director of Alternatives Investment Manager Research and started his tenure with Beacon Pointe Advisors, LLC in 2010. Mr. Newcomer has also been on the Advisor’s Investment Committee since 2010. Mr. Newcomer leads the efforts in the area of investment manager research and due-diligence within the focus of alternative investments, and has been a member of Beacon Pointe’s Investment Committee since 2010. Prior to joining Beacon Pointe in 2010, Mr. Newcomer held the role of Vice President at CRESO Capital Partners, Newport Beach, California, an investment banking firm focused on mezzanine investments, capital raising for preferred and common equity, and merger & acquisitions for privately held companies with revenues of $10MM to $250MM. His primary duties included client development as well preliminary financial and market due diligence of investment opportunities. Mr. Newcomer previously served as the Chair of the Investment Committee at the Goodwill of Orange County. He is a graduate of University of California at Santa Cruz with a major in Economics/Business Management. He is a CFA charterholder and holds the designation of Chartered Alternative Investment Analyst (CAIA).

(a)(2) Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest.

Other Accounts Managed by the Portfolio Manager

As of March 31, 2024, Mr. Dow, Mr. Frazzo, and Mr. Newcomer were responsible for the management of the following types of accounts in addition to the Fund:

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	7	$130,000,000	2	$0
Other Accounts	8	$700,000,000	0	$0

Conflicts of Interest

The Portfolio Managers may manage assets for other clients (“Client Accounts”) or may be affiliated with such Client Accounts, there may be an incentive to favor one Client Account over another, resulting in conflicts of interest. For example, affiliates of the Adviser may, directly or indirectly, receive fees from Client Accounts that are higher than the fee the Adviser receives from the Adviser. In those instances, a portfolio manager may have an incentive to favor the Client Accounts over the Fund. Notwithstanding the difference in principal investment strategies between the Fund and the Client Accounts, the Adviser has various policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

(a)(3) Portfolio Manager Compensation.

Mr. Dow, Mr. Frazzo, and Mr. Newcomer each receive a fixed salary and retirement plan benefits. Mr. Dow, Mr. Frazzo, and Mr. Newcomer are also entitled to receive a discretionary bonus, based upon, among other things, the performance of the Adviser.

(a)(4) Portfolio Manager Ownership of Equity Securities.

Each Portfolio Manager’s ownership of the Fund was as follows:

Portfolio Manager	Dollar Range of Shares Owned
Michael Dow	$50,001 - $100,000
Julien Frazzo	None
Derek Newcomer	None

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Beacon Pointe Multi-Alternative Fund

By	/s/ Michael Dow
Michael Dow
Principal Executive Officer/President
Date: 12/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Dow
Michael Dow
Principal Executive Officer/President
Date: 12/4/2024

By	/s/ Jessica Chase
Jessica Chase
Principal Financial Officer/Treasurer
Date: 12/4/2024